Significant Accounting Policies - Schedule of Estimated Useful Lives of Property, Plant, and Equipment (Details)	Sep. 30, 2024
Minimum [Member] | Buildings [Member]
Schedule of Estimated Useful Lives of Property, Plant, and Equipment [Line Items]
Useful lives	10 years
Minimum [Member] | Machinery and equipment [Member]
Schedule of Estimated Useful Lives of Property, Plant, and Equipment [Line Items]
Useful lives	5 years
Minimum [Member] | Transportation vehicles [Member]
Schedule of Estimated Useful Lives of Property, Plant, and Equipment [Line Items]
Useful lives	3 years
Minimum [Member] | Office equipment [Member]
Schedule of Estimated Useful Lives of Property, Plant, and Equipment [Line Items]
Useful lives	3 years
Maximum [Member] | Buildings [Member]
Schedule of Estimated Useful Lives of Property, Plant, and Equipment [Line Items]
Useful lives	32 years
Maximum [Member] | Machinery and equipment [Member]
Schedule of Estimated Useful Lives of Property, Plant, and Equipment [Line Items]
Useful lives	20 years
Maximum [Member] | Transportation vehicles [Member]
Schedule of Estimated Useful Lives of Property, Plant, and Equipment [Line Items]
Useful lives	10 years
Maximum [Member] | Office equipment [Member]
Schedule of Estimated Useful Lives of Property, Plant, and Equipment [Line Items]
Useful lives	10 years